Annuity Investors Life Insurance Company
P.O. Box 5423
Cincinnati OH 45201-5423
March 15, 2010
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Annuity Investors Variable Account C, Registration Nos. 811-21095 and 333-148676
Annuity Investors Variable Account C, Registration Nos. 811-21095 and 333-148459
Annuity Investors Variable Account C, Registration Nos. 811-21095 and 333-148444
Annuity Investors Variable Account C, Registration Nos. 811-21095 and 333-148940
Annuity Investors Variable Account C, Registration Nos. 811-21095 and 333-148387
Form N-30B-2: Period Ended December 31, 2009
Ladies and Gentlemen:
We have transmitted to contract owners the annual reports for the period ended December 31, 2009 for the investment companies listed on Attachment 1 in which Annuity Investors Variable Account C invests.
Annuity Investors Life Insurance Company understands that the listed investment companies have filed their annual reports with the Commission under separate cover.
If you have any questions about this filing, please contact Karen M. McLaughlin at 513.412.1465.

Sincerely,
/s/ John P. Gruber
John P. Gruber
Senior Vice President

Attachment 1—List of Underlying Portfolios
Annuity Investors Variable Account C, Registration Nos. 811-21095 and 333-148676
Annuity Investors Variable Account C, Registration Nos. 811-21095 and 333-148459
Annuity Investors Variable Account C, Registration Nos. 811-21095 and 333-148444
Annuity Investors Variable Account C, Registration Nos. 811-21095 and 333-148940
Annuity Investors Variable Account C, Registration Nos. 811-21095 and 333-148387

1940 Act Number

AIM Variable Insurance Funds	811-07452
• AIM V.I. Capital Development Fund—Series II Shares
• AIM V.I. Global Real Estate Fund—Series II Shares
• AIM V.I. International Growth Fund—Series I Shares
• AIM V.I. Mid Cap Core Equity Fund—Series II Shares
• AIM V.I. Small Cap Equity Fund—Series I Shares

AllianceBernstein Variable Portfolio Series	811-05398
• AllianceBernstein VPS International Value Portfolio—Class B

American Century® Variable Portfolios, Inc.	811-05188
• American Century VP Large Company Value Fund—Class II
• American Century VP Mid Cap Value Fund—Class II
• American Century VP VistaSM Fund—Class I

Calamos Advisors Trust	811-09237
• Calamos Growth and Income Portfolio

Davis Variable Account Fund, Inc.	811-09293
• Davis Value Portfolio

Dreyfus Investment Portfolios	811-08673
• Dreyfus IP MidCap Stock Portfolio—Service Shares

The Dreyfus Socially Responsible Growth Fund, Inc.—Service Shares	811-07044

Dreyfus Stock Index Fund, Inc.—Service Shares	811-05719

Dreyfus Variable Investment Fund	811-05125
• Dreyfus VIF Money Market Portfolio

DWS Variable Series II	811-05002
• DWS Variable Series II Global Thermatic VIP—Class A

Financial Investors Variable Insurance Trust	811-21987
• Ibbotson Balanced ETF Asset Allocation Portfolio—Class II Shares
• Ibbotson Conservative ETF Asset Allocation Portfolio—Class II Shares
• Ibbotson Growth ETF Asset Allocation Portfolio—Class II Shares
• Ibbotson Income and Growth ETF Asset Allocation Portfolio—Class II Shares

Franklin Templeton Variable Insurance Products Trust	811-05583
• Franklin Small Cap Value Securities Fund—Class 2
• Franklin U.S. Government Fund—Class 2
• Mutual Global Discovery Securities Fund—Class 2
• Mutual Shares Securities Fund—Class 2
• Templeton Foreign Securities Fund—Class 2
• Templeton Global Bond Securities Fund—Class 2

Janus Aspen Series	811-07736
• Janus Aspen Balanced Portfolio—Service Shares
• Janus Aspen Overseas Portfolio—Service Shares
• Janus Aspen Janus Portfolio—Service Shares
• Janus Aspen Enterprise Portfolio—Service Shares

Neuberger Berman Advisers Management Trust	811-04255
• Neuberger Berman AMT Guardian Portfolio—Class S

1940 Act Number

Oppenheimer Variable Account Funds	811-04108
• Oppenheimer Capital Appreciation Fund/VA—Service Class
• Oppenheimer Global Securities Fund/VA—Service Class
• Oppenheimer Main Street Fund®/VA—Service Class
• Oppenheimer Main Street Small Cap Fund/VA—Service Class

PIMCO Variable Insurance Trust	811-08399
• PIMCO VIT High Yield Portfolio—Administrative Class
• PIMCO VIT Real Return Portfolio—Administrative Class
• PIMCO VIT Total Return Portfolio—Administrative Class

Van Kampen—The Universal Institutional Funds, Inc.	811-07607
• Van Kampen UIF Core Plus Fixed Income Portfolio—Class I
• Van Kampen UIF Mid Cap Growth Portfolio—Class I
• Van Kampen UIF U.S. Mid Cap Value Portfolio—Class I
• Van Kampen UIF Value Portfolio—Class I

Wilshire Variable Insurance Trust	811-07917
• Wilshire 2015 ETF Fund
• Wilshire 2025 ETF Fund
• Wilshire 2035 ETF Fund

Oppenheimer Variable Account Funds	811-04108
• Oppenheimer Balanced Fund/VA—Service Class (closed)